Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000015708 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015708 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015708 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015708 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015708 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015708 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015708 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015708 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015708 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015708 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015708 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015708 | 03027X100 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015708 | 20030N101 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015708 | 018802108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015708 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015708 | 713448108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000015708 | 872540109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015708 | 032095101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000015708 | G96629103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000015708 | 98978V103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000015708 | N07059210 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000015708 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000015708 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244749 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244749 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244749 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244749 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244749 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244749 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244749 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244749 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244749 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244749 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244749 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244749 | 03027X100 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244749 | 20030N101 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244749 | 018802108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244749 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244749 | 713448108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244749 | 872540109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244749 | 032095101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244749 | G96629103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244749 | 98978V103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000244749 | N07059210 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000244749 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000244749 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015712 | Hawkins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015712 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015712 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015712 | Leidos Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015712 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015712 | H.B. Fuller Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | American Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | Unitil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015712 | 191098102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015712 | 23345M107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015712 | 736508847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015712 | 29472R108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015712 | 90278Q108 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015712 | 073685109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015712 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000015712 | 042744102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000015712 | 82982L103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000015712 | 989207105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000015712 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000015712 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | Hawkins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244750 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244750 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244750 | Leidos Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244750 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244750 | H.B. Fuller Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | American Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | Unitil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244750 | 191098102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244750 | 23345M107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244750 | 736508847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244750 | 29472R108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244750 | 90278Q108 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244750 | 073685109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244750 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000244750 | 042744102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244750 | 82982L103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244750 | 989207105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000244750 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000244750 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071343 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071343 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071343 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071343 | Atlas Copco AB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071343 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071343 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071343 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | Lenovo Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | Shoprite Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071343 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071343 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071343 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071343 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071343 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071343 | India
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000071343 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000071343 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000071343 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071343 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071343 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000071343 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000071343 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000071343 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071343 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000071343 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000071343 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000071343 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
C000071343 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000071343 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015709 | U.S. Treasury Notes_3.125_2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015709 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015709 | U.S. Treasury Notes_2.875_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015709 | U.S. Treasury Notes_2.75_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015709 | U.S. Treasury Notes_2_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015709 | Home Depot, Inc. (The)_5.15_2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015709 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015709 | Chubb INA Holdings, Inc._3.35_2026-05-03
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015709 | FHLMC_5_2053-04-01_5301
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Cisco Systems, Inc._4.8_2027-02-26
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015709 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015709 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000015709 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015709 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015709 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015709 | Finance
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000015709 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015709 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015709 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000015709 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015709 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015709 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244751 | U.S. Treasury Notes_3.375_2033-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244751 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244751 | U.S. Treasury Bonds_2.5_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244751 | U.S. Treasury Notes_3.5_2033-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244751 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244751 | U.S. Treasury Notes_3.875_2033-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244751 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244751 | U.S. Treasury Bonds_2.75_2047-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244751 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244751 | U.S. Treasury Bonds_2.5_2046-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244751 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244751 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244751 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244751 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000244751 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000244751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000244751 | Finance
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000244751 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244751 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244751 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244751 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000244751 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000244751 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244751 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244751 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000200604 | U.S. Treasury Notes_3.375_2033-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200604 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200604 | U.S. Treasury Bonds_2.5_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200604 | U.S. Treasury Notes_3.5_2033-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200604 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200604 | U.S. Treasury Notes_3.875_2033-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200604 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200604 | U.S. Treasury Bonds_2.75_2047-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200604 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200604 | U.S. Treasury Bonds_2.5_2046-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200604 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200604 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200604 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200604 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000200604 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000200604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000200604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000200604 | Finance
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000200604 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200604 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000200604 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000200604 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200604 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200604 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000015718 | U.S. Treasury Notes_3.375_2033-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015718 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015718 | U.S. Treasury Bonds_2.5_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015718 | U.S. Treasury Notes_3.5_2033-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015718 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015718 | U.S. Treasury Notes_3.875_2033-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015718 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015718 | U.S. Treasury Bonds_2.75_2047-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015718 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015718 | U.S. Treasury Bonds_2.5_2046-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015718 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015718 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000015718 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000015718 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015718 | Finance
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000015718 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015718 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000015718 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000015718 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015718 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015718 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000015717 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015717 | U.S. Treasury Notes_3.5_2030-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015717 | U.S. Treasury Notes_1.375_2031-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015717 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015717 | U.S. Treasury Notes_1.375_2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015717 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015717 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015717 | FHLB_4.75_2032-12-10_HQ-2032
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015717 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015717 | U.S. Treasury Notes_1.5_2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015717 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015717 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000015717 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000015717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000015717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015717 | Finance
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000015717 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015717 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015717 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015717 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000015717 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000015717 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015717 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015717 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000200603 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200603 | U.S. Treasury Notes_3.5_2030-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200603 | U.S. Treasury Notes_1.375_2031-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200603 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200603 | U.S. Treasury Notes_1.375_2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200603 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200603 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200603 | FHLB_4.75_2032-12-10_HQ-2032
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200603 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200603 | U.S. Treasury Notes_1.5_2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200603 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200603 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200603 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000200603 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000200603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200603 | Finance
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000200603 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200603 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200603 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200603 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200603 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000200603 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200603 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200603 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000015716 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015716 | U.S. Treasury Notes_2.875_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015716 | U.S. Treasury Notes_2.75_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015716 | Home Depot, Inc. (The)_5.15_2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | U.S. Treasury Notes_1.625_2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | Huntington Bancshares, Inc._2.625_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Dover Corp._3.15_2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Interstate Power & Light Co._3.4_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | FNMA_1.5_2031-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Florida Power & Light Co._4.4_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015716 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015716 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000015716 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000015716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000015716 | Finance
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000015716 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015716 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000015716 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000015716 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015716 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000015716 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000200602 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200602 | U.S. Treasury Notes_2.875_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200602 | U.S. Treasury Notes_2.75_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200602 | Home Depot, Inc. (The)_5.15_2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | U.S. Treasury Notes_1.625_2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | Huntington Bancshares, Inc._2.625_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Dover Corp._3.15_2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Interstate Power & Light Co._3.4_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | FNMA_1.5_2031-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Florida Power & Light Co._4.4_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200602 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200602 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000200602 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000200602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000200602 | Finance
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000200602 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200602 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200602 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000200602 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200602 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200602 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000229855 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229855 | U.S. Treasury Bonds_2.5_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229855 | U.S. Treasury Notes_3.875_2033-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229855 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | FHLMC_4_2049-12-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229855 | FNMA_4.5_2048-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229855 | FNMA_4_2049-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229855 | U.S. Bancorp_4.967_2033-07-22_BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229855 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | Morgan Stanley_3.591_2028-07-22
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229855 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000229855 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000229855 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000229855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000229855 | Finance
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000229855 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229855 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229855 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229855 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000229855 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000229855 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015715 | Ohio Higher Education Facilities Revenue - Denison University_5_2053-11-01
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000015715 | Ohio State Water Development Authority Revenue_5_2046-06-01_2021
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015715 | Ohio State Water Development Authority Revenue_4_2046-12-01_2021-A
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000015715 | Franklin County Ohio Hospital Revenue Nationwide Childrens_5_2048-11-01_2019-A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015715 | Columbus Ohio GO Unlimited_5_2041-04-01_2022-A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015715 | Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health_4_2036-01-01_2017-A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015715 | Miami University Ohio General Receipts Revenue_4_2045-09-01_2020-A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000015715 | FHLMC_2.55_2035-06-15_M-053
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015715 | Grandview Heights Ohio Municipal Facilities Construction and Improvement_4_2046-12-01_2023
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015715 | Bowling Green State University Ohio Revenue_4_2045-06-01_2020-A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015715 | North Dakota
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | Michigan
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015715 | Georgia
Holdings [Line Items]
Percent of Total Investments	0.50%
C000015715 | Alabama
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015715 | Colorado
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015715 | Texas
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015715 | Virginia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015715 | Indiana
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015715 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015715 | Missouri
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015715 | N/A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015715 | Kentucky
Holdings [Line Items]
Percent of Total Investments	7.20%
C000015715 | Ohio
Holdings [Line Items]
Percent of Total Investments	76.60%
C000015715 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000015715 | AA
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000015715 | A
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000015715 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015715 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015715 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015715 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.40%